Critical Accounting Judgments and Estimates (Details) - CAD ($) $ in Thousands			12 Months Ended
	Nov. 15, 2024	Sep. 13, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 14, 2024
Critical Accounting Judgments and Estimates [Line Items]
Derivative liabilities	$ 604,280		$ 617,135		$ 604,280
Derivative assets			3,759
Loan agreements shares (in Shares)		16,342,451
Financing Warrants exercised term		2 years
Financing issuance term		10 years
Goodwill			2,612,972	2,446,603
Impairment of intangible assets			497,500	$ 692,800
Government of Canada [Member]
Critical Accounting Judgments and Estimates [Line Items]
Fair value of derivatives	509,100		519,900
Government of Quebec [Member]
Critical Accounting Judgments and Estimates [Line Items]
Fair value of derivatives	$ 95,200		$ 97,200
Top of range [member]
Critical Accounting Judgments and Estimates [Line Items]
Loan facilities principal amount		$ 2,140,000
Bottom of range [member]
Critical Accounting Judgments and Estimates [Line Items]
Loan facilities principal amount		$ 400,000
Canada [Member]
Critical Accounting Judgments and Estimates [Line Items]
Issued warrants acquire percentage		10.00%	10.00%
Government of Quebec [Member]
Critical Accounting Judgments and Estimates [Line Items]
Issued warrants acquire percentage		1.87%	1.87%
Derivative Assets [Member]
Critical Accounting Judgments and Estimates [Line Items]
Derivative assets